DEPOSITS BY BANKS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 6,737	£ 14,037
Group entities
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 1,365	£ 401